Earnings per Share	12 Months Ended
Dec. 31, 2018
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Earnings per Share

Note 23. Earnings per Share

Basic earnings per share amounts are calculated by dividing consolidated net income for the year attributable to controlling interest by the weighted average number of shares outstanding during the period adjusted for the weighted average of own shares purchased in the period.

Diluted earnings per share amounts are calculated by dividing consolidated net income for the year attributable to equity holders of the parent by the weighted average number of shares outstanding during the period plus the weighted average number of shares for the effects of dilutive potential shares (originated by the Company’s commitment to capitalize 27.9 million KOF series L shares described in Note 4.1.2).

On January 31, 2019, the Board of Coca Cola FEMSA approved:

(i)	An eight-for-one stock split (the “Stock Split”) of each series of shares of the Company;

(ii)	The issuance of Series B ordinary shares with full voting rights;

(iii)

The creation of units, comprised of 3 Series B shares and 5 Series L shares, to be listed for trading on the Mexican Stock Exchange (“BMV”) and in the form of American depositary shares (ADSs) on the New York Stock Exchange (“NYSE”); and

(iv)	Amendments to the Company’s bylaws mainly to give effect to the matters approved in paragraphs (i), (ii), and (iii), described above.

On March 22, 2019, the CNBV (Mexican National Banking and Securities Commission) approved and authorized the stock split.

As a result, (i) the percentage of ownership held by the Company’s shareholders will not change, and (ii) the percentage of ordinary shares with full voting rights will be adjusted proportionally due to the issuance of the Series B shares, as set forth in the table below.

The capital stock of the Company prior to and immediately after the Stock Split is as follows:

Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.223%	62.964%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.777%	37.036%
L	Public float	525,208,065	25.0%	0%
Total		2,100,832,262	100%	100%

Outstanding shares after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.223%	55.968%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.777%	32.921%
B	Public float	1,575,624,195	9.375%	11.111%
L	Public float	2,626,040,325	15.625%	0%
Total		16,806,658,096	100%	100%

The earnings per share for the years ended December 31st 2018, 2017 and 2016 have been adjusted retrospectively for comparative purposes based on the number of shares resulting from the stock split.

Earnings amounts per share type are as follows:

	2018
	Per series		Per series		Per series		Per series
	“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net income	Ps.	7,116	Ps.	4,186	Ps.	1,413	Ps.	2,355

Consolidated net income attributable to equity holders of the parent-continuing operations		5,164		3,038		1,025		1,709
Consolidated net income attributable to equity holders of the parent-discontinued operation		1,405		826		279		465
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,576		2,626

	2017
	Per series		Per series		Per series		Per series
	“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net loss	Ps.	(5,519)	Ps.	(3,247)	Ps.	(1,083)	Ps.	(1,805)

Consolidated net loss attributable to equity holders of the parent-continuing operations		(7,606)		(4,474)		(1,492)		(2,486)
Consolidated net income attributable to equity holders of the parent-discontinued operation		1,542		907		303		504
Weighted average number of shares for basic earnings per share (millions of shares)		7,937		4,668		1,557		2,595

	2016
	Per series		Per series		Per series		Per series
	“A” shares		“D” shares		“B” shares		“L” shares
Consolidated net income	Ps.	5,038	Ps.	2,963	Ps.	950	Ps.	1,576

Consolidated net loss attributable to equity holders of the parent-continuing operations		4,819		2,835		906		1,510
Weighted average number of shares adjusted for the effect of dilution (Shares outstanding) (1)		7,937		4,668		1,492		2,486

(1)	Includes the diluted effect associated to the commitment to deliver 27.9 million of KOF L shares.